Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) (Foreign Exchange Contracts [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	$ 12,277		$ (13,914)
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	(15,831)	[1]	7,438	[1]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	180	[2]	585	[2]
Derivatives Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	$ 150	[2]	$ 461	[2]

[1]	Presented as part of revenues/cost of sales
[2]	Presented as part of financial income (expenses), net